20. Employees benefits (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	R$ 1,611,138	R$ 1,383,694
Equities	199,362	196,188
Structured investments	113,363	126,303
Other	7,517	6,366
Fair value of plan assets	1,931,380	1,712,551	R$ 1,586,930
NTNBs
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	1,064,935	997,027
NTNCs
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	146,495	141,405
NTNFs
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	0	5,803
Government bonds in own portfolio
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	1,211,430	1,144,235
Fixed income fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	260,352	95,854
Private credit investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	135,454	139,665
Debentures
SummaryOfEmployeeBenefitsLineItems [Line Items]
Fixed income	3,902	3,940
Stocks investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Equities	195,459	180,721
Shares
SummaryOfEmployeeBenefitsLineItems [Line Items]
Equities	3,903	15,467
Equity investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Structured investments	86,193	76,680
Real estate investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Structured investments	27,170	18,428
Multimarket investment fund quotas
SummaryOfEmployeeBenefitsLineItems [Line Items]
Structured investments	R$ 0	R$ 31,195